SCHEDULE OF LINE OF CREDIT FOR WORKING CAPITAL REQUIREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Outstanding	$ 762,416	$ 742,229	$ 151,273
Ird loan [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 20,063
Interest Rate	3.25%
Outstanding	$ 16,900
Borrowings start date	2020
Tensure	60 months
Juke nwn765 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 19,679
Interest Rate	1.30%
Outstanding	$ 12,254
Borrowings start date	2021
Tensure	36 months
Qashqai nwn767 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 22,258
Interest Rate	1.20%
Outstanding	$ 13,886
Borrowings start date	2021
Tensure	36 months
Qashqai nwn766 [member] | Education angels line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 22,258
Interest Rate	1.20%
Outstanding	$ 14,475
Borrowings start date	2022
Tensure	36 months
Lloyds cbil [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 239,540
Interest Rate	2.80%
Outstanding	$ 167,678
Borrowings start date	2020
Tensure	60 months
Funding circle loan mpl [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 380,804
Interest Rate	9.30%
Outstanding	$ 305,787
Borrowings start date	2022
Tensure	48 months
The funding circle [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 116,054
Interest Rate	9.30%
Outstanding	$ 93,193
Borrowings start date	2022
Tensure	48 months
Lloyds bounce back loan [member] | Mastermind principles and property investors network line of credit [member]
IfrsStatementLineItems [Line Items]
Loan Amount	$ 51,378
Interest Rate	2.50%
Outstanding	$ 41,335
Borrowings start date	2022
Tensure	72 months